Note 13 - Fair Value Measurements (Details Textual) - USD ($)		3 Months Ended	8 Months Ended	12 Months Ended
	Oct. 24, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2014
Convertible Debt, Fair Value Disclosures					$ 25,400,000
Time Deposits, at Carrying Value						$ 53,000
Time Deposits, Annual Interest Rate						0.10%
Time Deposits, Interest Rate, Renewal Term	240 days
Asset Impairment Charges			$ 0
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)				$ 0
Goodwill, Impairment Loss		$ 1,100,000		$ 0
In Process Research and Development, Indefinite-Lived [Member]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		$ 22,600,000